Share capital - Disclosure of outstanding warrants (Details) shares in Thousands	Dec. 31, 2018 USD ($) shares
Disclosure of outstanding warrants [Line Items]
Weighted average excercise price, share warrants outstanding | $	$ 3.07
February 14, 2019 [Member]
Disclosure of outstanding warrants [Line Items]
Weighted average excercise price, share warrants outstanding | $	3.22
December 28, 2021 [Member]
Disclosure of outstanding warrants [Line Items]
Weighted average excercise price, share warrants outstanding | $	$ 3.00
United States of America, Dollars
Disclosure of outstanding warrants [Line Items]
Number of warrants outstanding | shares	5,261
United States of America, Dollars | February 14, 2019 [Member]
Disclosure of outstanding warrants [Line Items]
Number of warrants outstanding | shares	1,738
United States of America, Dollars | December 28, 2021 [Member]
Disclosure of outstanding warrants [Line Items]
Number of warrants outstanding | shares	3,523